UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH International Equity Fund
BBH Limited Duration Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (90.2%)
	BASIC MATERIALS (3.1%)
1,336,282	Celanese Corp. (Series A)	$62,644,900
666,892	Praxair, Inc.	73,604,870
	Total Basic Materials	136,249,770

	COMMUNICATIONS (13.9%)
5,289,736	Comcast Corp. (Class A)	201,433,147
1,602,791	eBay, Inc.1	89,644,101
248,461	Google, Inc. (Class A)1	187,759,493
5,870,787	Liberty Media Corp. - Interactive A1	124,812,931
	Total Communications	603,649,672

	CONSUMER CYCLICAL (7.5%)
1,569,764	Bed, Bath & Beyond, Inc.1	92,145,147
2,518,548	Target Corp.	152,145,485
1,148,873	Wal-Mart Stores, Inc.	80,363,666
	Total Consumer Cyclical	324,654,298

	CONSUMER NON-CYCLICAL (27.0%)
232,137	Anheuser-Busch InBev NV ADR	20,567,338
1,401,224	Automatic Data Processing, Inc.	83,078,571
2,578,437	Baxter International, Inc.	174,921,166
2,089,255	DENTSPLY International, Inc.	87,247,289
1,100,040	Diageo, Plc. ADR	131,234,772
824,649	Henry Schein, Inc.1	71,200,195
1,332,582	Johnson & Johnson	98,504,462
2,858,916	Nestle SA ADR	201,038,973
2,838,043	Novartis AG ADR	192,476,076
1,483,499	PepsiCo, Inc.	108,072,902
	Total Consumer Non-Cyclical	1,168,341,744

	ENERGY (7.9%)
963,300	EOG Resources, Inc.	120,393,234
1,352,998	Occidental Petroleum Corp.	119,429,133
2,980,073	Southwestern Energy Co.1	102,216,504
	Total Energy	342,038,871

	FINANCIALS (20.3%)
1,681	Berkshire Hathaway, Inc. (Class A)1	245,215,875
2,005,644	Chubb Corp.	161,073,270
5,653,463	Progressive Corp.	127,146,383
6,094,448	US Bancorp	201,726,229

Shares				Value
		COMMON STOCKS (continued)
		FINANCIALS (continued)
4,111,450		Wells Fargo & Co.		$143,201,803
		Total Financials		878,363,560

		INDUSTRIALS (3.2%)
3,791,208		Waste Management, Inc.		137,924,147
		Total Industrials		137,924,147

		TECHNOLOGY (7.3%)
4,841,155		Dell, Inc.		64,096,892
4,237,056		Microsoft Corp.		116,391,929
2,040,562		QUALCOMM, Inc.		134,738,309
		Total Technology		315,227,130
		TOTAL COMMON STOCKS (Identified cost $3,348,991,724)		3,906,449,192

Principal Amount		Maturity Date	Interest Rate
	U.S. TREASURY BILLS (4.5%)
$195,000,000	U.S. Treasury Bill 2,3	03/07/13	0.019%	194,991,810
		Total U.S. Treasury Bills (Identified cost $194,996,529)		194,991,810

		REPURCHASE AGREEMENTS (5.1%)
100,000,000	BNP Paribas SA (Agreement dated 01/31/2013 collateralized by U.S. Treasury Bond 4.125%, due 05/15/2015, par value $93,000,000)	02/01/13	0.120%	100,000,000
120,000,000	Deutsche Bank AG (Agreement dated 01/31/2013 collateralized by U.S. Treasury Bond 1.000%, due 10/31/2016, par value $120,217,000)	02/01/13	0.140%	120,000,000
		Total Repurchase Agreements (Identified cost $220,000,000)		220,000,000

TOTAL INVESTMENTS (Identified cost $3,763,988,253)4		99.8%		$4,321,441,002
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.2		6,615,823
NET ASSETS		100.0%		$4,328,056,825

_____________

1	Non-income producing security.
2	Coupon represents a weighted average yield.
3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $3,763,988,253, the aggregate gross unrealized appreciation is $561,796,245 and the aggregate gross unrealized depreciation is $4,343,496, resulting in net unrealized appreciation of $557,452,749.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2013
Basic Materials	$136,249,770	$–	$–	$136,249,770
Communications	603,649,672	–	–	603,649,672
Consumer Cyclical	324,654,298	–	–	324,654,298
Consumer Non-Cyclical	1,168,341,744	–	–	1,168,341,744
Energy	342,038,871	–	–	342,038,871
Financials	878,363,560	–	–	878,363,560
Industrials	137,924,147	–	–	137,924,147
Technology	315,227,130	–	–	315,227,130
U.S. Treasury Bills	–	194,991,810	–	194,991,810
Repurchase Agreement	–	220,000,000	–	220,000,000
Total	$3,906,449,192	$414,991,810	$–	$4,321,441,002

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2013, based on the valuation input levels on October 31, 2012.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (97.6%)
	AUSTRALIA (7.4%)
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	$6,554,055
60,300	Cochlear, Ltd.	5,081,542
117,400	CSL, Ltd.	6,727,740
218,000	Woolworths, Ltd.	7,110,188
		25,473,525
	ENERGY
176,000	Woodside Petroleum, Ltd.	6,513,838
	FINANCIALS
1,154,458	AMP, Ltd.	6,418,341
322,340	QBE Insurance Group, Ltd.	4,014,673
		10,433,014
	INDUSTRIALS
538,886	Amcor, Ltd.	4,721,542
	Total Australia	47,141,919

	BELGIUM (1.1%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	7,129,714
	FINANCIALS
5,618	Ageas1	8
	Total Belgium	7,129,722

	BRAZIL (0.9%)
	ENERGY
300,100	Petroleo Brasileiro SA ADR	5,428,809
	Total Brazil	5,428,809

	CHINA (1.5%)
	ENERGY
809,000	China Shenhua Energy Co., Ltd. (H Shares)	3,487,250
2,803,000	CNOOC, Ltd.	5,770,808
	Total China	9,258,058

	DENMARK (1.4%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	8,663,529
	Total Denmark	8,663,529

	FINLAND (0.9%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	5,463,837
	Total Finland	5,463,837

	FRANCE (10.6%)
	COMMUNICATIONS
579,462	France Telecom SA	6,581,038
	CONSUMER NON-CYCLICAL
192,524	Carrefour SA	5,485,983
73,800	Cie Generale d'Optique Essilor International SA	7,526,627
98,000	Danone SA	6,796,990
50,300	L'Oreal SA	7,474,011

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL (continued)
80,521	Sanofi-Aventis SA	$7,851,504
		35,135,115
	ENERGY
155,628	Total SA	8,440,202
	FINANCIALS
59,921	Societe Generale SA1	2,712,127
	INDUSTRIALS
157,042	Cie de St-Gobain	6,469,336
56,622	Vallourec SA	3,079,531
97,039	Vinci SA	4,951,391
		14,500,258
	Total France	67,368,740

	GERMANY (5.0%)
	COMMUNICATIONS
580,579	Deutsche Telekom AG	7,143,695
	CONSUMER CYCLICAL
79,000	Adidas AG	7,346,766
54,544	Daimler AG	3,177,159
		10,523,925
	TECHNOLOGY
79,700	SAP AG	6,533,107
	UTILITIES
192,142	RWE AG	7,234,435
	Total Germany	31,435,162

	HONG KONG (3.4%)
	COMMUNICATIONS
533,000	China Mobile, Ltd.	5,833,764
	DIVERSIFIED
55,200	Jardine Matheson Holdings, Ltd.	3,580,814
	UTILITIES
622,000	CLP Holdings, Ltd.	5,276,093
2,517,084	Hong Kong & China Gas Co., Ltd.	7,153,816
		12,429,909
	Total Hong Kong	21,844,487

	ISRAEL (1.1%)
	CONSUMER NON-CYCLICAL
187,100	Teva Pharmaceutical Industries, Ltd. ADR	7,107,929
	Total Israel	7,107,929

	ITALY (1.7%)
	ENERGY
286,778	ENI SpA	7,167,585
	FINANCIALS
1,882,325	Intesa Sanpaolo SpA	3,847,391
	Total Italy	11,014,976

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (24.7%)
	BASIC MATERIALS
140,500	Shin-Etsu Chemical Co., Ltd.	$8,595,983
	COMMUNICATIONS
49,000	Trend Micro, Inc.	1,433,093
	CONSUMER CYCLICAL
199,300	Denso Corp.	7,458,862
177,100	Honda Motor Co., Ltd.	6,791,984
16,800	Nintendo Co., Ltd.	1,640,807
219,200	Seven & I Holdings Co., Ltd.	6,665,718
49,300	Shimamura Co., Ltd.	4,849,448
118,700	Toyota Motor Corp.	5,670,849
		33,077,668
	CONSUMER NON-CYCLICAL
133,300	Astellas Pharma, Inc.	6,794,767
329,700	Chugai Pharmaceutical Co., Ltd.	6,791,185
212,700	Kao Corp.	6,112,650
160,900	Takeda Pharmaceutical Co., Ltd.	8,282,198
		27,980,800
	ENERGY
1,270	Inpex Corp.	7,368,634
	FINANCIALS
260,900	Aeon Mall Co., Ltd.	6,291,294
69,200	Daito Trust Construction Co., Ltd.	6,837,096
162,000	Mitsubishi Estate Co., Ltd.	3,925,821
413,800	Tokio Marine Holdings, Inc.	12,194,753
		29,248,964
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	6,668,310
41,700	FANUC Corp.	6,503,134
149,700	Hoya Corp.	2,892,828
26,625	Keyence Corp.	7,394,581
320,300	Komatsu, Ltd.	8,534,544
		31,993,397
	TECHNOLOGY
392,000	Canon, Inc.	14,285,043
62,700	Tokyo Electron, Ltd.	2,690,221
		16,975,264
	Total Japan	156,673,803

	NETHERLANDS (2.9%)
	COMMUNICATIONS
294,388	Reed Elsevier NV	4,574,573
	CONSUMER NON-CYCLICAL
519,481	Koninklijke Ahold NV	7,622,063
	ENERGY
172,138	Royal Dutch Shell, Plc. (A Shares)	6,104,515
	Total Netherlands	18,301,151

	SINGAPORE (2.4%)
	COMMUNICATIONS
1,516,000	Singapore Telecommunications, Ltd.	4,286,747

Shares		Value
	COMMON STOCKS (continued)
	SINGAPORE (continued)
	FINANCIALS
590,134	DBS Group Holdings, Ltd.	$7,145,522
267,720	United Overseas Bank, Ltd.	4,076,803
		11,222,325
	Total Singapore	15,509,072

	SPAIN (4.0%)
	COMMUNICATIONS
488,118	Telefonica SA	7,053,312
	CONSUMER CYCLICAL
48,400	Inditex SA	6,742,152
	FINANCIALS
330,998	Banco Santander SA	2,779,656
	UTILITIES
1,676,187	Iberdrola SA	9,056,423
	Total Spain	25,631,543

	SWEDEN (1.0%)
	CONSUMER CYCLICAL
173,400	Hennes & Mauritz AB (B Shares)	6,389,698
	Total Sweden	6,389,698

	SWITZERLAND (9.0%)
	BASIC MATERIALS
16,800	Syngenta AG	7,250,987
	CONSUMER NON-CYCLICAL
95,500	Nestle SA	6,714,320
231,634	Novartis AG	15,784,703
31,000	Roche Holding AG	6,853,540
2,870	SGS SA	6,832,669
		36,185,232
	FINANCIALS
26,486	Zurich Insurance Group AG1	7,633,481
	INDUSTRIALS
279,661	ABB, Ltd.1	5,988,508
	Total Switzerland	57,058,208

	TAIWAN (1.5%)
	TECHNOLOGY
803,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,754,626
375,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,656,048
	Total Taiwan	9,410,674

	UNITED KINGDOM (17.1%)
	COMMUNICATIONS
2,137,880	Vodafone Group, Plc.	5,833,710
	CONSUMER CYCLICAL
761,821	Compass Group, Plc.	9,234,888
	CONSUMER NON-CYCLICAL
356,890	GlaxoSmithKline, Plc.	8,159,440
105,200	Reckitt Benckiser Group, Plc.	7,010,566

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL (continued)
535,400	Smith & Nephew, Plc.	$ 6,163,482
2,645,002	Tesco, Plc.	14,931,502
198,940	Unilever, Plc.	8,096,499
1,028,000	WM Morrison Supermarkets, Plc.	4,089,533
		48,451,022
	ENERGY
657,359	BG Group, Plc.	11,678,721
897,175	BP, Plc.	6,646,985
		18,325,706
	FINANCIALS
615,600	HSBC Holdings, Plc.	6,994,954
256,274	Standard Chartered, Plc.	6,815,752
		13,810,706
	UTILITIES
1,277,000	Centrica, Plc.	7,094,222
487,799	National Grid, Plc.	5,347,541
		12,441,763
	Total United Kingdom	108,097,795
	TOTAL COMMON STOCKS (identified cost $476,627,314)	618,929,112

TOTAL INVESTMENTS IN SECURITIES (Identified cost $476,627,314)2	97.6%	$618,929,112
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.4	15,197,433
NET ASSETS	100.0%	$634,126,545

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $476,627,314, the aggregate gross unrealized appreciation is $169,500,871 and the aggregate gross unrealized depreciation is $27,199,073, resulting in net unrealized appreciation of $142,301,798.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH International Equity Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2013
Australia	$–	$47,141,919	$–	$47,141,919
Belgium	–	7,129,722	–	7,129,722
Brazil	5,428,809	–	–	5,428,809
China	–	9,258,058	–	9,258,058
Denmark	–	8,663,529	–	8,663,529
Finland	–	5,463,837	–	5,463,837
France	–	67,368,740	–	67,368,740
Germany	–	31,435,162	–	31,435,162
Hong Kong	–	21,844,487	–	21,844,487
Israel	7,107,929	–	–	7,107,929
Italy	–	11,014,976	–	11,014,976
Japan	–	156,673,803	–	156,673,803
Netherlands	–	18,301,151	–	18,301,151
Singapore	–	15,509,072	–	15,509,072
Spain	–	25,631,543	–	25,631,543
Sweden	–	6,389,698	–	6,389,698
Switzerland	–	57,058,208	–	57,058,208
Taiwan	6,656,048	2,754,626	–	9,410,674
United Kingdom	–	108,097,795	–	108,097,795
Total Investments, at value	$19,192,786	$599,736,326	$–	$618,929,112

Other Financial Instruments, at value
Forward Foreign Currency Exchange Contracts	–	25,196	–	25,196
Other Financial Instruments, at value	$–	$25,196	$–	$25,196

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2013, based on the valuation input levels on October 31, 2012.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.
As of January 31, 2013, the Fund held the following open forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts:

Foreign Currency	Local Currency	Base Currency	Market Counterparty	Value	Unrealized Settlement Date	Gain
Contracts to Sell:
Australian Dollar	11,590,500	12,013,856	Northern Trust Corp.	$25,196	April 30, 2013	$25,196
Net Unrealized Gain on Open Forward Foreign Currency Exchange Contracts						$25,196

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (30.4%)
$35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250%	$37,568,335
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,769,160
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.606	2,793,997
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.806	2,777,362
5,922,598	AmeriCredit Automobile Receivables Trust 2010-3	04/08/15	1.140	5,932,969
9,635,000	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	9,681,190
6,700,000	AmeriCredit Automobile Receivables Trust 2011-4	05/09/16	1.170	6,738,130
7,347,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,571,642
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,642,010
7,672,920	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.756	7,694,128
22,985,596	Ascentium Equipment Receivables LLC 2012-1A1	09/15/19	1.830	22,985,113
2,225,000	Avis Budget Rental Car Funding AESOP LLC 2009-2A1	02/20/14	5.680	2,230,967
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	05/20/16	4.640	3,233,070
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	26,629,313
9,361,137	Axis Equipment Finance Receivables LLC 2012-1A1	03/20/15	1.250	9,374,242
3,193,819	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	3,204,279
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,420,408
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.906	15,352,988
29,715,000	Cabela's Master Credit Card Trust 2012-1A1,2	02/18/20	0.736	29,945,083
4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,281,536
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,292,807
2,091,076	CarNow Auto Receivables Trust 2012-1A1	01/15/15	2.090	2,091,918
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.956	6,826,268
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.458	19,664,889
22,710,000	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.958	22,822,732
16,440,000	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.658	16,455,174
11,926,508	CitiFinancial Auto Issuance Trust 2009-11	08/15/16	3.150	11,978,960
337,064	CNH Equipment Trust 2010-B	11/17/14	1.030	337,387
8,140,000	Credit Acceptance Auto Loan Trust 2012-1A1	09/16/19	2.200	8,261,213
3,000,000	Credit Acceptance Auto Loan Trust 2012-1A1	03/16/20	3.120	3,020,013
8,860,000	Credit Acceptance Auto Loan Trust 2012-2A1	03/16/20	1.520	8,910,617
29,367,000	Direct Capital Funding IV LLC 2013-11	12/20/17	1.673	29,367,000
13,800,000	DSC Floorplan Master Owner Trust 2011-11	03/15/16	3.910	14,049,932
9,927,828	Enterprise Fleet Financing LLC 2011-21	10/20/16	1.430	9,953,263
11,288,053	Enterprise Fleet Financing LLC 2011-31	05/20/17	1.620	11,363,063
10,350,000	Enterprise Fleet Financing LLC 2012-11	11/20/17	1.140	10,399,711
8,120,000	Enterprise Fleet Financing LLC 2012-21	04/20/18	0.720	8,122,030
12,856,933	Exeter Automobile Receivables Trust 2012-1A1	08/15/16	2.020	12,934,653

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$11,497,505	Exeter Automobile Receivables Trust 2012-2A1	06/15/17	1.300%	$11,530,549
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,563,137
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	32,369,376
1,500,000	GE Capital Credit Card Master Note Trust 2010-3	06/15/16	2.210	1,510,197
3,940,000	GE Dealer Floorplan Master Note Trust 2011-12	07/20/16	0.805	3,962,627
17,450,000	GE Dealer Floorplan Master Note Trust 2012-22	04/22/19	0.955	17,670,795
25,422,000	Global SC Finance SRL 2012-1A1	07/19/27	4.110	26,509,172
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,170,770
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	34,957,206
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T21	10/15/45	1.990	8,488,301
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T11	01/16/46	1.495	10,350,000
14,800,000	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	14,862,885
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,823,060
2,752,666	Leaf II Receivables Funding LLC 2011-11	12/20/18	1.700	2,736,701
12,270,000	Leaf II Receivables Funding LLC 2012-11	10/15/16	1.250	12,251,595
199,856	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	199,962
10,108,884	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	10,420,117
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,893,870
22,560,000	Montana Higher Education Student Assistance Corp. 2012-12	05/20/30	1.205	23,099,207
3,590,000	Motor, Plc. 12A1	02/25/20	1.286	3,593,546
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A1	02/18/48	1.892	3,140,000
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,991,412
14,205,535	North Carolina State Education Assistance Authority 2012-12	07/25/39	1.004	14,326,282
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.856	20,496,515
2,728,128	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	2,748,974
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,998,031
7,320,000	Santander Drive Auto Receivables Trust 2011-2	02/16/15	1.290	7,342,224
13,460,000	Santander Drive Auto Receivables Trust 2011-3	04/15/15	1.230	13,521,176
8,650,000	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	8,790,320
14,640,000	SMART Trust 2011-1USA1	11/14/16	2.520	15,004,609
3,010,000	SMART Trust 2011-2USA1	03/14/15	1.540	3,027,407
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.556	8,885,950
13,690,000	SMART Trust 2012-1USA1	12/14/17	2.010	14,071,951
6,020,000	SMART Trust 2012-2USA1	10/14/16	1.590	6,110,300

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,050,000	SMART Trust 2012-4US	03/14/17	0.970%	$3,053,355
32,153,333	TAL Advantage LLC 2012-1A1	05/20/27	3.860	33,167,289
23,678,667	Triton Container Finance LLC 2012-1A1	05/14/27	4.210	24,603,745
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	0.956	16,201,406
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.006	33,348,332
7,120,000	United Auto Credit Securitization Trust 2012-11	03/16/15	1.100	7,121,915
10,440,000	Utah State Board of Regents 2011-12	05/01/29	1.163	10,537,405
18,350,000	Volkswagen Credit Auto Master Trust 2011-1A1,2	09/20/16	0.885	18,476,395
1,900,421	Westlake Automobile Receivables Trust 2011-1A1	06/16/14	1.490	1,904,776
14,550,000	Westlake Automobile Receivables Trust 2012-1A1	03/15/16	1.030	14,568,770
9,560,000	Wheels SPV LLC 2012-11	03/20/21	1.190	9,620,400
	Total Asset Backed Securities
	(Identified cost $1,012,559,917)			1,031,699,564

	COLLATERALIZED MORTGAGE BACKED SECURITIES (3.2%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,349,580
31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.468	32,475,965
27,260,000	GTP Cellular Sites LLC1	03/15/17	3.721	27,773,578
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD1	11/13/44	3.364	6,195,334
14,860,000	SBA Tower Trust1	12/15/17	2.933	15,337,556
15,700,000	Unison Ground Lease Funding LLC1	04/15/17	5.349	16,980,005
	Total Collateralized Mortgage Backed Securities
	(Identified cost $106,333,818)			108,112,018

	CORPORATE BONDS (31.3%)
	AGRICULTURE (0.4%)
13,230,000	Bunge Ltd. Finance Corp.	06/15/17	3.200	13,770,340

	AUTO MANUFACTURERS (1.7%)
30,000,000	Daimler Finance North America LLC	11/15/13	6.500	31,334,820
24,865,000	Volkswagen International Finance NV1	03/22/15	1.625	25,168,104
				56,502,924
	BANKS (10.9%)
16,525,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	16,786,789
35,490,000	Barclays Bank, Plc.	09/22/16	5.000	39,883,946
11,680,000	Citigroup, Inc.	05/19/15	4.750	12,577,374
16,485,000	Comerica Bank	11/21/16	5.750	19,010,584
15,295,000	DNB Bank ASA1	04/03/17	3.200	16,217,763
19,890,000	Fifth Third Bancorp	05/01/13	6.250	20,160,007
1,378,811	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,529,355
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,774,081

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$19,548,000	Goldman Sachs Group, Inc.2	07/22/15	0.702%	$19,281,815
20,945,000	Goldman Sachs Group, Inc.	01/22/18	2.375	20,996,671
8,760,000	HSBC USA, Inc.	02/13/15	2.375	9,034,416
14,915,000	ING Bank NV1	09/25/15	2.000	15,138,173
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,737,280
13,000,000	Morgan Stanley	01/09/17	5.450	14,383,876
25,440,000	National Australia Bank2	02/14/14	1.460	25,727,447
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	14,135,952
43,620,000	Societe Generale SA1	01/15/14	2.500	44,160,888
14,435,000	Svenska Handelsbanken AB	04/04/17	2.875	15,231,913
15,395,000	Swedbank AB1	09/29/17	2.125	15,664,043
17,925,000	Wells Fargo & Co.	07/01/15	1.500	18,210,402
				368,642,775
	COMMERCIAL SERVICES (1.0%)
13,175,000	Experian Finance, Plc.1	06/15/17	2.375	13,412,295
2,930,000	Western Union Co.	10/01/16	5.930	3,246,001
17,830,000	Western Union Co.	12/10/17	2.875	17,760,035
				34,418,331
	DIVERSIFIED FINANCIAL SERVICES (3.9%)
5,076,308	5400 Westheimer Court Depositor Corp.1	04/11/16	7.500	5,473,878
10,255,704	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	11,742,782
20,000,000	Air Lease Corp.	01/15/16	4.500	20,300,000
35,124,000	American Express Credit Corp.	08/20/13	7.300	36,426,679
19,891,582	Blue Wing Asset Vehicle1	01/11/23	4.500	20,538,058
12,850,000	Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust1	11/30/24	5.125	13,813,750
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,440,810
				130,735,957
	FOREST PRODUCT & PAPER (0.0%)
1,369,000	International Paper Co.	06/15/18	7.950	1,758,408

	GAS (0.5%)
7,000,000	Sempra Energy	02/01/13	6.000	7,000,000
8,830,000	Sempra Energy	11/15/13	8.900	9,391,782
				16,391,782
	HEALTHCARE-PRODUCTS (0.4%)
13,365,000	DENTSPLY International, Inc.2	08/15/13	1.810	13,428,270

	INSURANCE (1.8%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	26,870,881
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,168,482
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,358,414
10,000,000	MetLife, Inc.	02/06/14	2.375	10,193,400
11,050,000	Vitality Re IV, Ltd.1,2	01/09/16	0.000	11,050,000
				59,641,177
	IRON/STEEL (0.5%)
3,549,000	ArcelorMittal	02/25/15	4.250	3,643,886

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	IRON/STEEL (continued)
$13,819,000	ArcelorMittal	08/05/15	4.250%	$14,232,078
				17,875,964
	MEDIA (0.5%)
15,510,000	News America, Inc.	02/01/13	9.250	15,510,000

	MINING (0.7%)
20,575,000	Anglo American Capital, Plc.1	04/08/14	9.375	22,477,159

	OFFICE/BUSINESS EQUIPMENT (1.0%)
12,385,000	Xerox Corp.2	09/13/13	1.710	12,441,179
20,835,000	Xerox Corp.	05/15/14	8.250	22,618,684
				35,059,863
	OIL & GAS (1.1%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,332,076
25,995,000	Transocean, Inc.	03/15/13	5.250	26,121,960
				38,454,036
	OIL & GAS SERVICES (2.2%)
9,600,000	Cameron International Corp.2	06/02/14	1.241	9,661,642
7,120,000	Korea National Oil Corp.1	04/03/17	3.125	7,449,207
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	39,614,956
10,629,000	Weatherford International, Ltd.	03/15/18	6.000	12,128,103
6,990,000	Weatherford International, Ltd.	09/15/20	5.125	7,480,020
				76,333,928
	PHARMACEUTICALS (1.3%)
15,680,000	AbbVie, Inc.1	11/06/15	1.200	15,760,626
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.212	26,919,461
				42,680,087
	PIPELINES (0.6%)
18,283,000	Williams Partners LP	02/15/15	3.800	19,334,583

	REAL ESTATE (0.3%)
9,915,000	Prologis International Funding II1	02/15/20	4.875	9,868,411

	REAL ESTATE INVESTMENT TRUSTS (2.3%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,951,400
11,024,000	HCP, Inc.	02/01/14	2.700	11,225,497
2,680,000	HCP, Inc.	01/30/18	6.700	3,244,869
17,842,000	Health Care REIT, Inc.	03/15/18	2.250	17,916,437
17,375,000	ProLogis LP	08/15/17	4.500	19,039,438
1,378,000	Ventas Realty LP	02/15/18	2.000	1,375,201
				77,752,842
	TELECOMMUNICATIONS (0.1%)
4,430,000	Deutsche Telekom International Finance BV	07/22/13	5.250	4,523,951

	TRANSPORTATION (0.1%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,076,795

	Total Corporate Bonds
	(Identified cost $1,035,602,953)			1,060,237,583

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (2.4%)
$1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093%	$1,546,602
19,000,000	New Jersey State Economic Development Authority	09/01/13	2.657	19,225,150
12,710,000	New Jersey State Turnpike Authority	01/01/16	4.252	13,169,212
17,300,000	Pennsylvania State Economic Development Financing Authority2	07/01/41	2.625	17,718,314
27,090,000	State of Illinois	03/01/16	4.961	29,595,283
	Total Municipal Bondss
	(Identified cost $80,210,365)			81,254,561

	U.S. GOVERNMENT AGENCY OBLIGATIONS (7.6%)
90,000,000	Federal Home Loan Bank Discount Notes3,4	03/13/13	0.065	89,998,020
388,889	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.825	414,974
129,304	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.373	137,426
132,185	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.723	140,085
261,994	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.904	278,052
36,488,873	Federal National Mortgage Association (FNMA)	07/01/35	5.000	39,574,079
2,676,207	Federal National Mortgage Association (FNMA)	11/01/35	5.500	2,920,757
163,826	Federal National Mortgage Association (FNMA)2	07/01/36	3.105	174,705
253,340	Federal National Mortgage Association (FNMA)2	09/01/36	2.812	271,075
307,775	Federal National Mortgage Association (FNMA)2	01/01/37	2.843	329,837
2,344,342	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,558,566
23,852,919	Federal National Mortgage Association (FNMA)	08/01/37	5.500	26,181,663
11,755,264	Federal National Mortgage Association (FNMA)	06/01/40	6.500	13,143,306
82,800,000	Freddie Mac Discount Notes3,4	04/22/13	0.080	82,792,631
33,500	Government National Mortgage Association (GNMA)2	08/20/29	1.750	34,936
	Total U.S. Government Agency Obligations
	(Identified cost $259,161,106)			258,950,112

	CERTIFICATES OF DEPOSIT (8.3%)
38,000,000	Bank of Montreal	03/05/13	0.220	38,000,000
30,600,000	Bank of Nova Scotia	03/18/13	0.210	30,600,000
50,000,000	Bank of Nova Scotia	04/10/13	0.190	50,003,450

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (continued)
$40,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	02/06/13	0.220%	$40,000,056
43,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	04/10/13	0.220	43,005,436
33,800,000	DNB Bank ASA	03/20/13	0.230	33,799,999
45,000,000	Svenska Handelsbanken	03/11/13	0.235	45,000,237
	Total Certificates of Deposit
	(Identified cost $280,400,292)			280,409,178

	COMMERCIAL PAPER (6.8%)
52,600,000	Deutsche Bank Financial LLC3,4	02/01/13	0.160	52,600,000
35,000,000	National Australia Funding Delaware, Inc.1,4	02/01/13	0.100	35,000,000
64,000,000	National Australia Funding Delaware, Inc.1,3,4	03/01/13	0.165	63,991,787
80,000,000	Societe Generale North America, Inc.3,4	02/01/13	0.150	80,000,000
	Total Commercial Paper
	(Identified cost $231,591,787)			231,591,787

	U.S. TREASURY BILLS (9.4%)
100,000	U.S. Treasury Bill4,5	02/07/13	0.133	100,000
199,500,000	U.S. Treasury Bill3,4	02/14/13	0.069	199,499,002
3,400,000	U.S. Treasury Bill4,5	03/07/13	0.132	3,399,857
116,300,000	U.S. Treasury Bill3,4	04/18/13	0.059	116,285,230
	Total U.S. Treasury Bills
	(Identified cost $319,280,182)			319,284,089

TOTAL INVESTMENTS (Identified cost $3,325,140,420)6			99.4%	$3,371,538,892
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6	21,755,283
NET ASSETS			100.0%	$3,393,294,175

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2013 was $1,232,744,281 or 36.3% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2013 coupon or interest rate.
3	Coupon represents a weighted average yield.
4	Coupon represents a yield to maturity.
5	All or a portion of this security is held at the broker as collateral for open futures contracts.
6
The aggregate cost for federal income tax purposes is $3,325,140,420, the aggregate gross unrealized appreciation is $47,448,338 and the aggregate gross unrealized depreciation is $1,049,866, resulting in net unrealized appreciation of $46,398,472.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—  Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2013
Asset Backed Securities	$–	$1,031,699,564	$–	$1,031,699,564
Collateralized Mortgage Backed Securities	–	108,112,018	–	108,112,018
Corporate Bonds	–	1,060,237,583	–	1,060,237,583
Municipal Bonds	–	81,254,561	–	81,254,561
U.S. Government Agency Obligations	–	258,950,112	–	258,950,112
Certificates of Deposit	–	280,409,178	–	280,409,178
Commercial Paper	–	231,591,787	–	231,591,787
U.S. Treasury Bills	–	319,284,089	–	319,284,089
Total Investments, at value	$–	$3,371,538,892	$–	$3,371,538,892

Other Financial Instruments, at value
Futures Contracts	3,447,304	–	–	3,447,304
Other Financial Instruments, at value	$3,447,304	$–	$–	$3,447,304

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2013, based on the valuation input levels on October 31, 2012.

B. FINANCIAL FUTURES CONTRACTS.

At January 31, 2013, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,350	March 2013	$517,991,418	$(73,461)
U.S. Treasury 5-Year Notes	3,330	March 2013	412,035,485	2,445,452
U.S. Treasury 10-Year Notes	555	March 2013	72,861,094	1,075,313
				$3,447,304

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: March 28, 2013

By (Signature and Title)*

/s/Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 28, 2013

* Print name and title of each signing officer under his or her signature.